October 14, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 282 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 283 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to add the ALPS/Dorsey Wright Sector Momentum ETF, a newly created series of the Trust.

The SEC Staff is requested to address any comments on this filing to Andrea Kuchli, Esq. at 720.917.0992, or to my paralegal, Sharon Akselrod, at 720.917.0769.

Sincerely,

/s/ Abigail Murray
Abigail Murray, Esq.
Secretary

Enclosure

cc:	Stuart Strauss, Esq. Dechert LLP